Pioneer Mid Cap Value Fund

Schedule of Investments | July 31, 2019

Ticker Symbols: Class A PCGRX Class C PCCGX Class K PMCKX Class R PCMRX Class Y PYCGX

Schedule of Investments | 7/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.5%
	COMMON STOCKS - 98.2% of Net Assets
	Aerospace & Defense - 1.3%
41,105	Huntington Ingalls Industries, Inc.	$9,384,271
	Total Aerospace & Defense	$9,384,271
	Airlines - 1.0%
395,632(a)	JetBlue Airways Corp.	$7,608,003
	Total Airlines	$7,608,003
	Banks - 6.0%
318,776	Cathay General Bancorp	$11,864,843
90,788	First Republic Bank	9,020,696
1,098,401	Huntington Bancshares, Inc.	15,652,214
39,762(a)	SVB Financial Group	9,223,591
	Total Banks	$45,761,344
	Capital Markets - 1.8%
141,296	Nasdaq, Inc.	$13,616,696
	Total Capital Markets	$13,616,696
	Chemicals - 1.1%
75,100	Celanese Corp.	$8,423,967
	Total Chemicals	$8,423,967
	Communications Equipment - 1.3%
57,264	Motorola Solutions, Inc.	$9,503,533
	Total Communications Equipment	$9,503,533
	Consumer Finance - 1.7%
147,195	Discover Financial Services	$13,209,279
	Total Consumer Finance	$13,209,279
	Containers & Packaging - 3.6%
85,237	Avery Dennison Corp.	$9,791,174
152,952	Ball Corp.	10,933,009
146,845(a)	Berry Global Group, Inc.	6,615,367
	Total Containers & Packaging	$27,339,550
	Electric Utilities - 2.8%
205,896	Entergy Corp.	$21,746,736
	Total Electric Utilities	$21,746,736
	Electrical Equipment - 1.0%
53,409	Acuity Brands, Inc.	$7,168,556
	Total Electrical Equipment	$7,168,556
	Electronic Equipment, Instruments & Components - 3.2%
142,522	CDW Corp.	$16,840,400
81,464(a)	Keysight Technologies, Inc.	7,292,657
	Total Electronic Equipment, Instruments & Components	$24,133,057
	Equity Real Estate Investment Trusts (REITs) - 13.1%
304,437	Americold Realty Trust	$10,207,773
94,936	Camden Property Trust	9,845,813
451,131	Duke Realty Corp.	15,036,196
126,745	Extra Space Storage, Inc.	14,244,870
236,487	HCP, Inc.	7,551,030
473,241	Invitation Homes, Inc.	12,999,930
128,186	Lamar Advertising Co.	10,372,811
106,948	Sun Communities, Inc.	14,203,764
54,419	WP Carey, Inc.	4,709,420
	Total Equity Real Estate Investment Trusts (REITs)	$99,171,607
	Food & Staples Retailing - 0.7%
79,740	Sysco Corp.	$5,467,772
	Total Food & Staples Retailing	$5,467,772
	Food Products - 1.5%
106,333(a)	Post Holdings, Inc.	$11,401,024
	Total Food Products	$11,401,024
	Health Care Equipment & Supplies - 5.9%
42,868	Cooper Cos., Inc.	$14,463,663
276,969(a)	Hologic, Inc.	14,194,661
47,904	STERIS PLC	7,130,989
68,613	West Pharmaceutical Services, Inc.	9,418,507
	Total Health Care Equipment & Supplies	$45,207,820
	Health Care Providers & Services - 4.3%
147,716(a)	Henry Schein, Inc.	$9,829,023
53,835(a)	Laboratory Corp. of America Holdings	9,018,439
99,033	McKesson Corp.	13,760,635
	Total Health Care Providers & Services	$32,608,097
	Hotels, Restaurants & Leisure - 1.3%
122,794	Dunkin' Brands Group, Inc.	$9,843,167
	Total Hotels, Restaurants & Leisure	$9,843,167
	Household Durables - 4.1%
70,519(a)	Mohawk Industries, Inc.	$8,793,014
458,777	PulteGroup, Inc.	14,456,063
50,880	Whirlpool Corp.	7,402,022
	Total Household Durables	$30,651,099
Shares		Value
	Insurance - 10.1%
73,440	Allstate Corp.	$7,887,456
93,706	American Financial Group, Inc.	9,593,620
33,946	Assurant, Inc.	3,848,119
208,820	Assured Guaranty, Ltd.	9,123,346
284,155	Brown & Brown, Inc.	10,209,689
198,876	First American Financial Corp.	11,499,010
189,497	Lincoln National Corp.	12,381,734
527,601	Old Republic International Corp.	12,034,579
	Total Insurance	$76,577,553
	IT Services - 3.5%
126,741	Booz Allen Hamilton Holding Corp.	$8,713,444
103,347	DXC Technology Co.	5,763,662
77,159(a)	Euronet Worldwide, Inc.	12,029,860
	Total IT Services	$26,506,966
	Machinery - 6.9%
112,847(a)	Gardner Denver Holdings, Inc.	$3,720,566
154,916	Ingersoll-Rand Plc	19,156,912
189,372	PACCAR, Inc.	13,282,552
92,171	Stanley Black & Decker, Inc.	13,603,518
51,684	Timken Co.	2,362,476
	Total Machinery	$52,126,024
	Materials - 0.7%
103,994	Nucor Corp.	$5,655,194
	Total Materials	$5,655,194
	Multiline Retail - 2.1%
120,732	Dollar General Corp.	$16,180,503
	Total Multiline Retail	$16,180,503
	Multi-Utilities - 2.5%
328,014	Public Service Enterprise Group, Inc.	$18,746,000
	Total Multi-Utilities	$18,746,000
	Oil, Gas & Consumable Fuels - 3.8%
100,691	Diamondback Energy, Inc.	$10,414,470
637,119	Marathon Oil Corp.	8,964,265
394,083	Murphy Oil Corp.	9,473,755
	Total Oil, Gas & Consumable Fuels	$28,852,490
	Road & Rail - 2.3%
85,504	JB Hunt Transport Services, Inc.	$8,753,045
64,769	Kansas City Southern	8,014,516
	Total Road & Rail	$16,767,561
	Semiconductors & Semiconductor Equipment - 2.4%
51,976	Lam Research Corp.	$10,842,713
353,864(a)	ON Semiconductor Corp.	7,611,615
	Total Semiconductors & Semiconductor Equipment	$18,454,328
	Software - 0.6%
101,611	SS&C Technologies Holdings, Inc.	$4,872,248
	Total Software	$4,872,248
	Specialty Retail - 4.9%
260,649	Aaron's, Inc.	$16,433,919
20,548(a)	O'Reilly Automotive, Inc.	7,823,857
118,329	Tractor Supply Co.	12,875,378
	Total Specialty Retail	$37,133,154
	Technology Hardware, Storage & Peripherals - 0.4%
51,977	NetApp, Inc.	$3,040,135
	Total Technology Hardware, Storage & Peripherals	$3,040,135
	Textiles, Apparel & Luxury Goods - 1.1%
81,628	Columbia Sportswear Co.	$8,650,935
	Total Textiles, Apparel & Luxury Goods	$8,650,935
	Thrifts & Mortgage Finance - 1.2%
398,430	Radian Group, Inc.	$9,084,204
	Total Thrifts & Mortgage Finance	$9,084,204
	TOTAL COMMON STOCKS
	(Cost $637,155,208)	$744,892,873
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3% of Net Assets
1,720,000(b)	U.S. Treasury Bills, 8/6/19	$1,719,520
6,000,000(b)	U.S. Treasury Bills, 8/20/19	5,993,574
2,000,000(b)	U.S. Treasury Bills, 8/27/19	1,997,163
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $9,709,971)	$9,710,257
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
	(Cost $646,865,179)	$754,603,130
	OTHER ASSETS AND LIABILITIES - 0.5%	$3,845,473
	NET ASSETS - 100.0%	$758,448,603

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$744,892,873	$–	$–	$744,892,873
U.S. Government and Agency Obligations	–	9,710,257	–	9,710,257
Total Investments in Securities	$744,892,873	$9,710,257	$–	$754,603,130

During the nine months ended July 31, 2019, there were no transfers between Levels 1, 2 and 3.